GS Mortgage-Backed Securities Trust 2022-LTV2

Exhibit 99.2 - Schedule 7

Customer Loan ID	Loan Exception ID	Exception ID	Exception Category	Exception Sub Category	Exception Description	Exception Comments	Seller Response	Reviewer Response	Compensating Factors	Exception Status	Initial Exception Grade	Final Exception Grade	Initial DBRS Exception Grade	Final DBRS Exception Grade	Initial Moodys Exception Grade	Final Moodys Exception Grade	Initial Fitch Exception Grade	Final Fitch Exception Grade	Initial Kroll Exception Grade	Final Kroll Exception Grade	Initial S&P Exception Grade	Final S&P Exception Grade	Subject to Predatory Lending	HUD Category
XXXX	XXXX	XXXX	Compliance		RESPA: AfBA Disclosure is Missing or Incomplete	RESPA: AfBA Disclosure is Missing .. The exception status is currently Acknowledged by Client. This finding is non-material and will be rated a B grade.		(2022-03-09) This finding is non-material and will be rated a B grade.	UW Guides require XX months reserves, loan qualified with XX months reserves.; Primary borrower has 6.00 years in field. ; UW guides maximum DTI of XX%, loan qualified with DTI of XX%. ; FICO is higher than guidelines. FICO is: XXX and the guideline is:XXX.	Acknowledged by Client	2	2	B	B	B	B	B	B	B	B	B	B	Yes